Share Capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share Capital
40	SHARE CAPITAL

	2020	2019
	RMB million	RMB million
Registered, issued and fully paid of RMB1.00 each

A shares listed on the Shanghai Stock Exchange (“A Shares”)	11,202	11,202
- Tradable shares with trading moratorium	1,394	1,394
- Tradable shares without trading moratorium	9,808	9,808

H shares listed on the Stock Exchange of Hong Kong Limited (“H Shares”)	5,177	5,177
- Tradable shares with trading moratorium	518	518
- Tradable shares without trading moratorium	4,659	4,659

	16,379	16,379

Pursuant to articles 50 and 51 of the Company’s articles of association, both the listed A shares and listed H shares are registered ordinary shares and carry equal rights.